Income Tax Expenses (Details) - Schedule of Income Tax Expenses	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	RM 826,402	$ 175,189	RM 800,000
Overprovision for tax expense			(173,857)
Income tax expense	RM 826,402	$ 175,189	RM 626,143	$ 134,138